INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets, Gross	22,377	22,277
Finite-Lived Intangible Assets, Accumulated Amortization	19,381	18,025
Finite-Lived Intangible Assets, Net	2,996	4,252
Acquired technology and license [Member]
Finite-Lived Intangible Assets, Gross	17,939	17,839
Finite-Lived Intangible Assets, Accumulated Amortization	15,247	14,255
Acquired technology and license [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years	10 years
Acquired technology and license [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years	5 years
Customer Relationship [Member]
Finite-Lived Intangible Assets, Gross	4,438	4,438
Finite-Lived Intangible Assets, Accumulated Amortization	4,134	3,770
Customer Relationship [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	9 years	9 years
Customer Relationship [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years 6 months	4 years 6 months